Income Taxes Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning of year	$ 169.9		$ 167.2	$ 146.8
Additions based on tax positions related to the current year	6.0		18.4	20.8
Additions for tax positions of prior years	0.4		9.7	11.8
Reductions for tax positions of prior years	(1.2)		(13.4)	(0.8)
Lapse of statute of limitations	(1.3)		(5.5)	(4.6)
Settlements	(0.6)		(1.5)	0.0
Effect of foreign currency translation	(0.4)		(5.0)	(6.8)
Separation related adjustments	(144.2)	[1]	0.0	0.0
Unrecognized tax benefits, end of year	$ 28.6		$ 169.9	$ 167.2

[1]	Unrecognized tax benefits were reduced by $144 million in 2016 related to positions taken prior to the Separation for which Danaher, as the Former Parent, is the primary obligor and is responsible for settlement and payment of the tax expenses.